Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (1,268,233)		¥ (977,488)		¥ (1,068,585)
Adjustments for the year	(116,812)		(290,745)		91,097
Balance at end of year	(1,385,045)		(1,268,233)		(977,488)
Net unrealized gains on available-for-sale securities:
Balance at beginning of year	30,299		29,724		6,617
Reclassification adjustments for realized (gain) loss on available-for-sale securities	(539)		70		353
Increase (decrease) in net unrealized gains on available-for-sale securities	6,438		505		22,754
Balance at end of year	36,198		30,299		29,724
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(156)		(324)
Reclassification adjustments for realized (gain) loss on derivative instruments	47		(646)		194
Increase (decrease) in net unrealized gains on derivative instruments	(76)		814		(518)
Balance at end of year	(185)		(156)		(324)
Pension and other postretirement benefits adjustment
Balance at beginning of year	(257,290)		(260,074)		(260,860)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	6,890	[1]	7,739	[1]	7,581	[1]
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(46,646)	[1]	(4,955)	[1]	(6,795)	[1]
Balance at end of year	(297,046)		(257,290)		(260,074)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,495,380)		(1,208,162)		(1,322,828)
Adjustments for the year	(150,698)		(287,218)		114,666
Balance at end of year	¥ (1,646,078)		¥ (1,495,380)		¥ (1,208,162)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).